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                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: February 28, 1997
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...24.60
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended March 31, 2002.
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
--------------------------------------------------------------------------------
Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 8th day of May, 2002.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 1  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES          COM                2824100          234      4,450 sh         Sole          N/A       Sole
ALCOA INC                    COM               13817101        3,930    104,147 sh         Sole          N/A       Sole
AMERICAN EXPRESS CO          COM               25816109        4,266    104,147 sh         Sole          N/A       Sole
AMERICAN INTERNATIONAL G     COM               26874107          550      7,626 sh         Sole          N/A       Sole
AOL TIME WARNER              COM              00184A105          300     12,675 sh         Sole          N/A       Sole
AT&T CORP                    COM                1957109        1,635    104,147 sh         Sole          N/A       Sole
BANK OF AMERICA CORP         COM               60505104          316      4,650 sh         Sole          N/A       Sole
BELLSOUTH CORP               COM               79860102          208      5,650 sh         Sole          N/A       Sole
BERKSHIRE HATHAWAY           CL A              84670108          284          4 sh         Sole          N/A       Sole
BOEING CO                    COM               97023105        5,025    104,147 sh         Sole          N/A       Sole
BRISTOL MYERS SQUIBB         COM              110122108          235      5,800 sh         Sole          N/A       Sole
CATERPILLAR INC              COM              149123101        5,921    104,147 sh         Sole          N/A       Sole
CHEVRONTEXACO CORP           COM              166764100          288      3,193 sh         Sole          N/A       Sole
CISCO SYSTEMS INC            COM              17275R102          354     20,900 sh         Sole          N/A       Sole
CITIGROUP INC                COM              172967101        5,897    105,637 sh         Sole          N/A       Sole
COCA-COLA COMPANY            COM              191216100        5,822    111,397 sh         Sole          N/A       Sole
DELL COMPUTER CORP           COM              247025109          205      7,850 sh         Sole          N/A       Sole
DIAMONDS TR                  UNIT SER 1       252787106          822      7,925 sh         Sole          N/A       Sole
DUPONT E I DE NEMOURS        COM              263534109        4,910    104,147 sh         Sole          N/A       Sole
EASTMAN KODAK COMPANY        COM              277461109        3,246    104,147 sh         Sole          N/A       Sole
EXXON MOBIL CORPORATION      COM              30231G102        5,433    123,947 sh         Sole          N/A       Sole
GENERAL ELECTRIC CO          COM              369604103        4,975    132,847 sh         Sole          N/A       Sole
GENERAL MOTORS CORP          COM              370442105        6,296    104,147 sh         Sole          N/A       Sole
HEWLETT PACKARD CO           COM              428236103        1,868    104,147 sh         Sole          N/A       Sole
HOME DEPOT                   COM              437076102        5,396    110,997 sh         Sole          N/A       Sole
HONEYWELL INTL INC           COM              438516106        3,986    104,147 sh         Sole          N/A       Sole
INTEL CORP                   COM              458140100        5,073    123,697 sh         Sole          N/A       Sole
IBM CORPORATION              COM              459200101       11,341    109,047 sh         Sole          N/A       Sole
INTERNATIONAL PAPER CO       COM              460146103        4,479    104,147 sh         Sole          N/A       Sole
JOHNSON & JOHNSON            COM              478160104        7,348    113,142 sh         Sole          N/A       Sole
LILLY (ELI) & CO             COM              532457108          240      3,150 sh         Sole          N/A       Sole
MCDONALD'S CORP              COM              580135101        2,890    104,147 sh         Sole          N/A       Sole
MERCK & CO                   COM              589331107        6,371    110,647 sh         Sole          N/A       Sole


                                  Page 1 of 2


                               Form 13F

Page 2  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
--------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COM              594918104        7,225    119,797 sh         Sole          N/A       Sole
MINNESOTA MNG & MFG CO       COM              604059105       11,978    104,147 sh         Sole          N/A       Sole
MORGAN J.P. & COMPANY        COM              616880100        3,713    104,147 sh         Sole          N/A       Sole
ORACLE CORP                  COM              68389X105          197     15,400 sh         Sole          N/A       Sole
PEPSICO INC                  COM              713448108          266      5,160 sh         Sole          N/A       Sole
PFIZER INC.                  COM              717081103          723     18,200 sh         Sole          N/A       Sole
PHILIP MORRIS COS INC        COM              718154107        5,485    104,147 sh         Sole          N/A       Sole
PROCTER & GAMBLE CO          COM              742718109        9,730    107,997 sh         Sole          N/A       Sole
ROYAL DUTCH PETRO            NY REG GLD1.25   780257804          339      6,250 sh         Sole          N/A       Sole
SBC COMMUNICATIONS INC.      COM              78387G103        4,260    113,797 sh         Sole          N/A       Sole
SPDR TR                      UNIT SER 1       78462F103          847      7,400 sh         Sole          N/A       Sole
UNITED TECHNOLOGIES CORP     COM              913017109        7,728    104,147 sh         Sole          N/A       Sole
VERIZON COMMUNICATIONS       COM              92343V104          356      7,800 sh         Sole          N/A       Sole
VIACOM INC                   CL B             925524308          259      5,350 sh         Sole          N/A       Sole
WAL-MART STORES INC          COM              931142103        7,177    117,097 sh         Sole          N/A       Sole
WALT DISNEY CO               COM Disney       254687106        2,404    104,147 sh         Sole          N/A       Sole
WELLS FARGO CO               COM              949746101          247      5,000 sh         Sole          N/A       Sole
WYETH                        COM              983024100          263      4,000 sh         Sole          N/A       Sole


                                                             173,341
                                                             =======





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